Supplemental Cash Flow Information - Additional Information (Detail) shares in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 31, 2015 Vessel	Jun. 30, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Vessel shares	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($) Vessel
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements					$ 318,100,000	$ 328,200,000	$ 282,400,000
Cash interest paid relating to interest rate swap amendments and terminations					$ 10,900,000	1,300,000	36,000,000
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Amount offset to total advances						14,400,000
Skaugen Multigas Subsidiary [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Aggregate purchase price, cash						21,600,000
Acquisition cost of vessels and associated fixed-rate contracts						27,000,000
Interest-bearing loan amount						$ 5,400,000
Class A [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued | shares					7.2
Number of common shares issued, noncash consideration					$ 49,300,000
Newbuildings [Member] | Teekay LNG [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel		4				4
Long-term receivable included in other assets		$ 16,500,000				$ 17,100,000
Estimated fair value of the service obligation						33,300,000
Newbuildings [Member] | Teekay LNG [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Principal Amount [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Long-term receivable included in other assets		$ 20,300,000				20,300,000
Suezmax Tankers [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel	12
Number of vessels acquired | Vessel					12
Aggregate purchase price					$ 661,300,000
Aggregate purchase price, cash					$ 612,000,000
Suezmax Tankers [Member] | Class A [Member] | Principal Maritime Tankers [Member] | Teekay Tankers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued | shares					13.6
Algeciras Spirit and Huelva Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel						56,200,000
Algeciras Spirit and Huelva Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt						$ 56,200,000
Tenerife Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel							29,700,000
Tenerife Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt							$ 29,700,000
VLCC [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel			3			3
Estimated aggregate fair value of vessels			$ 222,000,000	$ 222,000,000
Interest income recognized				$ 15,200,000
Awilco LNG carriers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel					2
Awilco LNG carriers [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels acquired | Vessel							2
Upfront fee							$ 1,000,000
Awilco LNG carriers [Member] | Vessel One [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Purchase price of per vessel							205,000,000
Upfront prepayment							51,000,000
Awilco LNG carriers [Member] | Vessel Two [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Purchase price of per vessel							205,000,000
Upfront prepayment							$ 51,000,000